Borrowings - Schedule of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Current secured bank loans	$ 1,418	$ 923
Current secured working capital facility	0	0
Total secured borrowings current	1,418	923
Current unsecured convertible bonds	11,692	10,840
Total unsecured borrowings current	11,692	10,840
Total borrowings current	13,110	11,763	$ 660
Non-current
Non-current secured bank loans	8,989	8,526
Non-current secured working capital facility	(98)	(93)
Total secured borrowings non current	8,891	8,433
Non-current convertible bonds	383,023	333,378
Total unsecured borrowings non current	383,023	333,378
Borrowings	$ 391,914	$ 341,811	$ 5,945